Taxes on Income - Additional Information (Detail) ₪ in Millions				1 Months Ended	12 Months Ended
	Jan. 01, 2018	Jun. 14, 2017	Jan. 01, 2014	May 31, 2017 USD ($)	Dec. 31, 2018	Jan. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2017 ILS (₪)	Dec. 31, 2014 USD ($)
Income Taxes [Line Items]
Tax benefits under the Law for the Encouragement of Capital Investments period							10 years
Period of Income tax benefit - tax exempt							2 years
Tax rate of Approved enterprise, 2011-2012							15.00%
Tax rate of Approved enterprise, 2013							12.50%
Tax rate of Approved enterprise, thereafter							16.00%
Percentage of tax subject to dividends distributed from Preferred Income			20.00%
Additional tax liability related to distribution of dividends from preferred income							$ 0
PTE presumption rate on intangible assets used for marketing purposes to generate income		10.00%
Undistributed earnings of foreign subsidiaries							610,500,000
Unrecognized deferred tax liability related to investments in foreign subsidiaries							140,400,000
Carryforward net tax losses total							127,200,000
Carryforward net tax losses without expiration date							$ 46,300,000
Federal net operation loss expiration beginning year							2023
Federal net operation loss expiration ending year							2033
Deferred tax assets valuation allowance							$ 1,700,000	$ 32,900,000
Carryforward capital losses for tax purposes totaled							44,600,000
Deferred tax assets, capital loss carryforward							$ 8,500,000
Current tax losses carryforwards deductible percentage							100.00%
Current tax losses carryforward period							20 years
Deferred tax benefit recorded due to change in valuation allowance							$ 18,800,000
Deferred income taxes							0
Tax payable upon dividend distribution							$ 32,500,000
Available NOLs for tax purposes				$ 59,000,000						₪ 207
Approximate percentage of NOLs set off against other matters included in assessment				80.00%
Remaining percentage of tax assessment to cover audit period							20.00%
Income tax benefit, miscellaneous deferred tax matters that related to prior years							$ 1,400,000
Unrecognized tax benefits							30,989,000	14,954,000	$ 14,404,000		$ 18,687,000
Unrecognized tax benefits that would affect the effective tax rate if recognized							29,100,000	15,000,000	14,400,000
Net interest and penalties expenses							400,000	100,000	$ (100,000)
Net interest and penalties expenses related to unrecognized tax benefit							1,300,000	$ 900,000
Subsidiaries [Member]
Income Taxes [Line Items]
Decrease in deferred tax assets							$ (237,000)
2017 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range							7.50%
2017 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range							12.00%
Scenario, Forecast [Member]
Income Taxes [Line Items]
Losses carryforwards incurred in tax years beginning 2018, taxable income limitation						8000.00%
Special Preferred Enterprise [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range							5.00%
Special Preferred Enterprise [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range							8.00%
Special Preferred Enterprise [Member] | Development Zone A and Elsewhere [Member]
Income Taxes [Line Items]
Reduced income tax incentive period							10 years
Special Preferred Enterprise [Member] | 2017 Amendment [Member]
Income Taxes [Line Items]
Income tax rate range							6.00%
United States Subsidiaries [Member]
Income Taxes [Line Items]
Carryforward net tax losses total							$ 74,100,000
US [Member]
Income Taxes [Line Items]
Corporate income tax rate							35.00%
US [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Corporate income tax rate					21.00%
Israel [Member]
Income Taxes [Line Items]
Corporate tax rate							24.00%	25.00%	26.50%
Israel [Member] | Scenario, Forecast [Member]
Income Taxes [Line Items]
Corporate tax rate	23.00%
Israel [Member] | 2011 [Member] | 2011 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range							10.00%
Israel [Member] | 2011 [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range							15.00%
Israel [Member] | 2012 [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range							15.00%
Israel [Member] | 2013 [Member] | 2011 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range							7.00%
Israel [Member] | 2013 [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range							12.50%
Israel [Member] | 2016 Until [Member] | 2011 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range							9.00%
Israel [Member] | 2016 Until [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range							16.00%
Israel [Member] | 2017 and Thereafter [Member] | 2011 Amendment [Member] | Development Zonea [Member]
Income Taxes [Line Items]
Income tax rate range							7.50%
Israel [Member] | 2017 and Thereafter [Member] | 2011 Amendment [Member] | Other than Development Zone A [Member]
Income Taxes [Line Items]
Income tax rate range							16.00%
Israel [Member] | Special Preferred Enterprise [Member] | Individual Counterparty [Member]
Income Taxes [Line Items]
Income tax rate range							20.00%
Non-Israeli [Member] | Individual Counterparty [Member]
Income Taxes [Line Items]
Income tax rate range							4.00%
Minimum [Member]
Income Taxes [Line Items]
Income tax rate range							10.00%
Minimum [Member] | Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate							18.00%
Minimum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate							10.00%
Maximum [Member]
Income Taxes [Line Items]
Income tax rate range							25.00%
Maximum [Member] | Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate							23.00%
Maximum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate							35.00%
Maximum [Member] | Non-Israeli [Member] | Individual Counterparty [Member]
Income Taxes [Line Items]
Percentage of foreign investors							90.00%